Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
UK R&D tax credit	$ 8,763	$ 4,610
Prepaid insurance premium	1,867	3,154
Prepaid research and development	4,493	2,317
VAT recoverable	1,398	1,171
Other current assets	1,047	796
Prepaid expenses and other current assets	$ 17,568	$ 12,048